RECEIVABLES (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
RECEIVABLES
Mineral Exploration Tax Credit	$ 3,793	$ 581
Goods and Services Tax	3,405	2,142
Other	56	80
Total	$ 7,254	$ 2,803